6. MINERAL PROPERTY INTERESTS (Tables)	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Capitalized mineral property acquisition costs

Capitalized mineral property acquisition costs are summarized as follows:

	December 31, 2014	December 31, 2013

Ann Mason	$43,966,474	$47,777,956
Other	453,064	1,028,609

Total	$44,419,538	$48,806,565

Exploration costs expensed

Expensed exploration costs are summarized as follows:

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012

US	$7,066,997	$3,940,264	$5,857,999
Mongolia	1,672,341	1,355,493	1,964,883
Other	315,549	807,235	411,472

Total all locations	$9,054,887	$6,102,992	$8,234,354